Segmented information	12 Months Ended
Dec. 31, 2020
Segmented information
Segmented information

19.            Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

•	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
•	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

Sales between segments are accounted for at prices that approximate fair value. No business segments have been aggregated to form the above reportable business segments.

	Year ended December 31, 2020		Year ended December 31, 2019		Year ended December 31, 2018
		Custom Built		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$568,521	$—	$585,584	$—	$599,757
Gross profit	—	(130,934)	—	98,041	—	155,961
Operating expenses	(26,837,127)	(242,426)	(20,341,597)	(365,710)	(12,811,978)	(351,727)
Other items	(36,062,460)	193,490	(2,666,853)	(15,704)	5,278,597	(17,452)
Current income tax recovery	(725)	1,129	(1,600)	—	—	1,286
Deferred income tax recovery	—	32,148	—	80,725	—	—
Net loss/(income)	(62,900,312)	(146,593)	(23,010,050)	(202,648)	(7,533,381)	(211,932)
FX translation	4,213,906	—	898,473	—	(763,708)	—
Comprehensive loss/(income)	$(58,686,406)	$(146,593)	$(22,111,577)	$(202,648)	$(8,297,089)	$(211,932)

	December 31, 2020		December 31, 2019
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Inventory	$305,443	$303,651	$237,029	$341,724
Plant and equipment	9,014,777	275,531	7,391,375	316,488